                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-2842

SAMARNAN INVESTMENT CORPORATION
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS 76033
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (817) 641- 7881

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

      Attached as Exhibit 1 is the Registrant's Schedule of Investments as of the close of business on September 30, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

 (a) Rule 30a-3(c) under the Investment Company Act of 1940 require the Registrant to maintain "disclosure controls and procedures" which are defined to mean a company's controls and procedures that are designed to ensure that information required to be disclosed in the reports it files with or submits under the 1940 Act is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms. The principal executive officer and the principal financial officer of the Registrant, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures within 90 days of the filing date of this Report, concluded the Registrant's controls and procedures were effective for this purpose.

 (b) There have been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that has occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      The following exhibits and certifications are filed as a part of this
      Report:

         (1) Schedule of Investments of the Registrant as of the close of business on September 30, 2004. (1)

         (2) Certification of George S. Walls, Jr., principal executive of the Registrant. (1)

         (3) Certification of Jerry D. Wheatley, principal financial officer of the Registrant. (1)

----------------------
(1) FILED HEREWITH.

                                   SIGNATURES

      PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

SAMARNAN INVESTMENT CORPORATION

By /s/ George S. Walls, Jr.
   ----------------------------------
   George S. Walls, Jr., President
Date: November 19, 2004

      PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

By /s/ George S. Walls. Jr.
   ----------------------------------
   George S. Walls, Jr., President and Principal Executive Officer
Date: November 19, 2004

By /s/ Jerry D. Wheatley
   ----------------------------------
   Jerry D. Wheatley, Treasurer and Principal Financial Officer
Date: November 19, 2004

                                   EXHIBIT 1

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                               September 30, 2004
                                   (Unaudited)

PERCENTAGES INDICATED ARE BASED ON NET ASSETS OF $19,573,271 AT SEPTEMBER 30,
2004

                                               Number             Market
            EQUITY SECURITIES:               of Shares            Value
------------------------------------------   ---------            -----
COMMON STOCKS
  MATERIALS & PROCESSING
    Dupont (E.I.) De Nemours                    3800              162,640
    Alcoa, Inc.                                 5000              167,950
    Phelps Dodge                                1900              174,857
                                                                  -------

      Total Materials & Processing - 2.58%                        505,447

  AEROSPACE
    Boeing Company                              3800              196,156
    Goodrich Corporation                        6500              203,840
    Rockwell Collings                           5000              185,700
    United Technologies                         1900              177,422
                                                                  -------

      Total Aerospace - 3.90%                                     763,118

  CONSUMER DISCRETIONARY
    Starwood Hotels & Resorts Worldwide         3800              176,396
    Regal Entertainment Group                   8900              169,990
    Polo Ralph Lauren                           4900              178,213
    Limited Brands Inc                          8100              180,549
                                                                  -------

      Total Consumer Discretionary - 3.60%                        705,148

  CONSUMER STAPLES
    Conagra                                     5900              151,689
    Dean Foods                                  5400              162,108 (4)
    Procter & Gamble                            3000              162,360
                                                                  -------

      Total Consumer Staples - 2.43%                              476,157

  HEALTH CARE
    Pfizer Inc                                  5000              153,000
    Triad Hospitals Inc                         5100              175,644 (4)
    Sybron Dental Specialties                   5800              172,202 (4)
                                                                  -------

      Total Health Care - 2.56%                                   500,846

                                               Number             Market
EQUITY SECURITIES (CONT.):                   of Shares            Value
-------------------------                    ---------            -----
COMMON STOCKS (CONT.)
   OTHER ENERGY
    Apache Corporation                          4506              225,796
    Kerr-McGee                                  3100              177,475
    XTO Energy, Inc                             7416              240,872
                                                                ---------

      Total Other Energy - 3.29%                                  644,143

   INTEGRATED OILS
    Exxon Mobil                                 3800              183,654
                                                                ---------

      Total Integrated Oils                                       183,654

   FINANCIAL SERVICES
    American Express                            3300              169,818
    Citigroup                                   3599              158,788
    Prudential Financial, Inc                   3700              174,048
    Montpelier Re Holdings                      4700              172,396
    Eaton Vance Corp                            4300              173,677
    Legg Mason                                  3150              167,800
    Piper Jaffray                               3900              154,401 (4)
    JP Morgan Chase & Company                   4488              178,308
                                                                ---------

      Total Financial Services - 6.89%                          1,349,236

   TECHNOLOGY
    IBM                                         1900              162,906
    Harris Corp                                 4000              219,760
    Anteon International Corp                   5600              205,240 (4)
    Microsoft Corp                              6100              168,665
                                                                ---------

      Total Technology - 3.87%                                    756,571

   UTILITIES
    Progress Energy                             3806              161,146
    Oneok lnc                                   7300              189,946
    Aqua America                                8200              181,302
                                                                ---------

      Total Utilities                                             532,394

   AUTO & TRANSPORTATION
    Yellow Roadway Corp                         4000              187,560 (4)
                                                                ---------

      Total Auto & Transportation - .96%                          187,560

                                              Number             Market
EQUITY SECURITIES (CONT.):                  of Shares            Value
-------------------------                   ---------            -----
COMMON STOCKS (CONT.)
  MULTI-SECTOR COMPANIES
    Eaton Corp                                  2600              164,866
    General Electric                            4800              161,184
                                                              -----------

      Total Multi-Sector Companies - 1.67%                        326,050

    Mutual Fund Brazos Microcap - 1.48%       16,024              289,394
                                                              -----------

    Total Common Stocks - 36.89%                              $ 7,219,718

PREFERRED STOCK
  FINANCIAL SERVICES
    JPM Chase Cap XI 5.875% Series              6900              164,358
    Fannie Mae 5.375% Series                    3400              160,480
                                                              -----------

      Total Financial Services - 1.66%                            324,838

  UTILITIES
    Alabama Power PFD                           6800              166,600
                                                              -----------

      Total Utilities - .85%                                      166,600

    Total Preferred Stock - 2.51%                             $   491,438

CONVERTIBLE PREFERRED STOCK
  TECHNOLOGY
    Xerox Corp                                  1300              165,425
                                                              -----------

      Total Technology - .85%                                     165,425
                                                              -----------

    Total Convertible Preferred Stock - .85%                  $   165,425

                                                      Number           Market
EQUITY SECURITIES (CONT.):                          of Shares          Value
------------------------                            ---------          -----
REAL ESTATE INVESTMENT TRUST
  REITS - RESIDENTIAL
    Archstone-Smith Trust                               2600             82,264
    Equity Residential                                  2800             86,800
                                                                     ----------

      Total REITS - Residential - .86%                                  169,064

  REITS - RETAIL
    Simon Property Group, Inc                           1600             85,808
    Kimco Realty                                        1700             87,210
                                                                     ----------

      Total REITS - Retail - .88%                                       173,018

  REITS - SPECIALTY
    Rayonier                                            2159             97,673
                                                                     ----------

      Total REITS - Specialty - .50%                                     97,673

  REITS - HEALTHCARE
    Health Care Property Investors, Inc                 3400             88,400
                                                                     ----------

      Total REITS - Healthcare -.45%                                     88,400

  REITS - INDUSTRIAL/OFFICE
    Prologis                                            2500             88,100
    Boston Properties Inc                               1600             88,624
    Equity Office Properties Trust                      3100             84,475
                                                                     ----------

      Total REITS - Industrial/Office - 1.33%                           261,199

  REITS - DIVERSIFIED
    Vornado Realty                                      1400             87,752
                                                                     ----------

      Total REITS - Diversified - .45%                                   87,752

    Total Real Estate Investment Trust - 4.48%                       $  877,106
                                                                     ----------

    Total Equity Securities - 44.72%                                 $8,753,687 (1)
                                                                     ==========

                                                        Principal                     Market
MUNICIPAL BONDS:                                          Amount                      Value
----------------                                          ------                      -----
EDUCATION
    Alabama CLG & Univ. Tuskegee
      5.500% due 09/01/07                                500,000                      534,935
    Colorado Ed. & Cultural
      5.250% due 04/01/11                                115,000                      119,744
    Latrobe, PA IDA
      5.375% due 05/01/13                                250,000                      267,830
    Indiana St. Edl. Facs
      5.400% due 10/01/13                                150,000                      157,554
    Colorado Ed. & Cultural
      5.750% due 06/01/16                                100,000                      115,822
    Minn. St Higher Ed
      5.250% due 10/01/19                                100,000                      108,454
    Colorado Educ & Cultural
      6.875% due 12/15/20                                250,000                      268,250
                                                                                    ---------

      Total Education - 8.03%                                                       1,572,589

GENERAL OBLIGATION
    Clark County, NV-School District
      5.500% due 06/15/07                                800,000                      829,808
    St. Charles Cnty Mo
      5.250% due 03/01/14                                175,000                      198,989
    Maywood IL G.O.
      5.500% due 01/01/16                                250,000                      277,182
                                                                                    ---------

      Total General Obligation - 6.67%                                              1,305,979

HEALTHCARE
    North Miami Health Fac. Rev. Catholic
      5.300% due 08/15/06                                200,000                      213,024
    North Miami Health Fac. Rev. Catholic
      5.400% due 08/15/07                                375,000                      404,663
    Wisconsin Health & Education-Sinai
      5.500% due 08/15/08                                600,000                      644,982
    Missouri State Health
      5.550% due 02/01/09                                200,000                      213,282
    Illinois Health Fac. Auth.
      6.000% due 02/15/11                                500,000                      530,230
    South Dakota H & E
      4.500% due 04/01/11                                175,000                      174,780
    Volusia City Health Fac.
      6.000% due 06/01/12                                600,000                      633,432

                                                        Principal                     Market
MUNICIPAL BONDS (CONT) :                                  Amount                      Value
------------------------                                  ------                      -----
HEALTHCARE(CONT)
    Montgomery County PA IDA
      5.625% due 11/15/12                                500,000                      524,945
    Valdosta & Lowndee Cty Hosp
      5.500% due 10/01/14                                 85,000                       97,232
    Illinois Health Fac.
      5.120% due 12/01/15                                250,000                      253,685
    Marshall MN Med Ctr
      5.450% due 11/01/18                                250,000                      260,395
                                                                                    ---------

      Total Healthcare - 20.18%                                                     3,950,650

HOUSING
    Alaska State Housing Finance Corp.
      5.900% due 12/01/04                                300,000                      301,944
    Bexar County Tx, Housing
      5.625% due 12/01/11                                210,000                      222,852
    Louisiana Housing Fin. Agency
      6.000% due 09/01/15                                670,000                      706,468
    Florida Housing Fin. Corp.
      6.000% due 10/01/19                                200,000                      197,626
                                                                                    ---------

      Total Housing - 7.30%                                                         1,428,890

OTHER REVENUE
    Goodhue City, MN EDA Lease
      5.600% due 02/01/09                                285,000                      299,504
    Illinois Dev Fin Auth
      5.700% due 07/01/12                                190,000                      194,640
    North Dakota Bldg Auth.
      5.250% due 12/01/13                                330,000                      366,732
    Springdale AR Sales & Usage
      4.000% due 07/01/16                                 75,000                       76,729
    Minnesota St Ag Sol
      5.000% due 09/15/18                                180,000                      185,801
                                                                                    ---------

      Total Other Revenue - 5.74%                                                   1,123,406

POWER
    Fairburn Combined Utilities
      5.375% due 10/01/13                                250,000                      267,802
                                                                                    ---------

      Total Power - 1.37%                                                             267,802

                                                        Principal                    Market
MUNICIPAL BONDS (CONT):                                  Amount                      Value
-----------------------                                  ------                      -----
WATER & SEWER
    Summerville GA
      4.500% due 01/01/05                                 75,000                       75,264
    Chicago, IL-Wastewater Rev.
      5.400% due 01/01/06                                500,000                      521,750
    Summerville GA Pub
      5.000% due 01/01/11                                 75,000                       80,160
                                                                                  -----------

      Total Water & Sewer - 3.46%                                                     677,174
                                                                                  -----------

      Total Municipal Bonds - 52.76%                                              $10,326,490 (2)
                                                                                  -----------

      Total Investments in Securities (3)                                         $19,080,177 (3)
                                                                                  ===========

NOTES:

(1) The aggregate unrealized appreciation or depreciation of the market value of Equity Securities at September 30, 2004 which was in excess or below their cost for Federal income tax purposes was as follows:

                                                        Appreciation
        Market Value              Tax Cost             (Depreciation)
        ------------              --------             --------------
        $  7,499,106            $ 5,726,345             $ 1,772,761
           1,254,581              1,337,792                 (83,211)
        ------------            -----------             -----------
Net     $  8,753,687            $ 7,064,137             $ 1,689,550

(2) The aggregate unrealized appreciation or depreciation of the market value of Municipal Bonds at September 30, 2004 which was in excess or below their cost for Federal income tax purposes was as follows:

                                                        Appreciation
        Market Value               Tax Cost            (Depreciation)
        ------------               --------            --------------
        $ 10,128,864              $9,603,601            $    525,263
             197,626                 200,000                  (2,374)
        ------------              ----------            ------------
Net     $ 10,326,490              $9,803,601            $    522,889

(3) The aggregate unrealized appreciation of the market value of all securities held by the Registrant at September 30, 2004 in excess of their cost for Federal income tax purposes was $2,212,439.

(4) Non-income producing.

                                   EXHIBIT 2

                                  CERTIFICATION

I, George S. Walls, Jr., certify that

   (1)   I have reviewed this Report on Form N-Q of Samarnan Investment
         Corporation;

   (2) Based on my knowledge, this Report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this Report;

   (3) Based on my knowledge, the schedules of investments included in this Report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which this Report is filed;

   (4) The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

            (a) Designed such disclosure controls and procedures, or caused such controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this Report is being prepared;

            (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            (c) Evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this Report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this Report, based on such evaluation; and

            (d) Disclosed in this Report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

   (5) The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the Registrant's Board of Directors:

            (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

            (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

            Date: November 19, 2004

            /s/ George S. Walls, Jr.
            ------------------------
            George S. Walls, Jr., Principal Executive Officer

                                   EXHIBIT 3

                                  CERTIFICATION

I, Jerry D. Wheatley, certify that

   (1)   I have reviewed this Report on Form N-Q of Samarnan Investment
         Corporation;

   (2) Based on my knowledge, this Report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this Report;

   (3) Based on my knowledge, the schedules of investments included in this Report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which this Report is filed;

   (4) The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

            (a) Designed such disclosure controls and procedures, or caused such controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this Report is being prepared;

            (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            (c) Evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this Report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this Report, based on such evaluation; and

            (d) Disclosed in this Report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

   (5) The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the Registrant's Board of Directors:

            (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

            (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

            Date: November 19, 2004

            /s/ Jerry D. Wheatley
            ---------------------
            Jerry D. Wheatley, Principal Financial Officer